Expense Example - Brighthouse Asset Allocation 20 Portfolio	Apr. 30, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 65
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	370
Expense Example, with Redemption, 10 Years	832
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	506
Expense Example, with Redemption, 10 Years	$ 1,129